Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0001641601
Entity Registrant Name	River Financial Corporation
Amendment Flag	false
EBP 001
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Entity Central Index Key	0001641601
Entity Registrant Name	River Financial Corporation
Amendment Flag	false
Document Fiscal Period Focus	FY